Benefit Plans - Summary of Change in Projected Benefit Obligations, in Plan Assets and Funded (Unfunded) Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in PBO:
PBO at beginning of year	$ 1,421	$ 61,559
Service cost	661	1,884	$ 4,408
Interest	165	318	730
Actuarial loss	(237)	(10)
Benefits paid by plan	(124)	(598)
Participants contributions	0	1,024
Curtailment gain	(153)	(18,474)
Settlements	0	(44,234)
Administrative expenses	0	0
Foreign exchange	71	(48)
PBO at end of year	1,804	1,421	61,559
Change in plan assets:
Fair value of assets at beginning of year	0	41,783
Actual return on assets	0	344
Employer contributions	0	1,276
Participant contributions	0	1,025
Benefits paid by plan	0	(367)
Administrative expenses	0	0
Settlements	0	(44,234)
Foreign exchange	0	173
Fair value of assets at end of year	0	0	$ 41,783
Unfunded status	1,804	1,421
Actuarial loss	(439)	(278)
Prior service cost	0	20
Amount recognized in AOCI, pre-tax	(439)	(258)
Accumulated benefit obligation	$ 1,804	$ 1,421